Principal Accounting Policies - Additional Information (Detail)	12 Months Ended									1 Months Ended		1 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Red 5 Studios, Inc. ("Red 5") USD ($)	Dec. 31, 2013 Red 5 Studios, Inc. ("Red 5") CNY	Dec. 31, 2012 Red 5 Studios, Inc. ("Red 5") CNY	Mar. 31, 2014 Subsequent Event USD ($)	Mar. 31, 2014 Subsequent Event CNY	Mar. 31, 2014 Subsequent Event Tandem Fund II, L.P. ("Tandem Fund")	Dec. 31, 2013 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China USD ($)	Dec. 31, 2013 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY	Dec. 31, 2012 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY	Mar. 31, 2014 Credit Facility Agreement [Member] Subsequent Event CNY	Jan. 31, 2014 Series B Preferred Stock Subsequent Event USD ($)	Jan. 31, 2014 Series B Preferred Stock Subsequent Event Red 5 Studios, Inc. ("Red 5") USD ($) Tranche	Jan. 31, 2014 Series B Preferred Stock Subsequent Event Oriental Pearl [Member]	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Acquired game licenses Minimum	Dec. 31, 2013 Acquired game licenses Maximum	Dec. 31, 2013 Land use right
Significant Accounting Policies [Line Items]
Net cash outflows from operations	$ (59,066,295)	(357,569,636)	(489,190,063)	(270,894,564)
Share purchase agreement																		In January, 2014, Red5 and two shareholders entered into share purchase agreements for the issue and sale of Series B Preferred Stock and common stocks of Red 5 to Shanghai Oriental Pearl Culture Development Co., Ltd., ("Oriental Pearl"), a wholly-owned subsidiary of Shanghai Oriental Pearl (Group) Co., Ltd.,
Share purchase agreements																	19,000,000	23,000,000
Number of tranches																		2
Percentage of minority shareholders																	20.01%		20.01%
Maximum available limit of credit facility																150,000,000
Net book value of pledged buildings and land use right											105,000,000
Percentage of equity method investment disposed										75.00%		75.00%
Consideration received on sale of tandem fund's investment										1,500,000
Foreign exchange net (gain) loss	(200,000)	(1,500,000)	(1,900,000)	10,600,000
Cash equivalents, bank deposits	4,200,000				8,300,000
Cash and cash equivalents	25,932,438	156,987,201	554,278,809	1,071,725,828	91,560,337	1,416,189,294							21,300,000	128,700,000	499,500,000
Bank, time deposits maturities																				3 months	1 year
Allowance for doubtful accounts	60,000	404,711	26,834
Allowance for doubtful accounts written off				22,200,000
Intangible Assets, useful life																						2 years	7 years	44 years
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time																				1 day	180 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features																					1 year
Advertising expenses	8,700,000	52,800,000	85,300,000	32,800,000
Unrestricted government subsidies from local government	200,000	1,000,000	700,000	1,200,000
Share-based awards vesting period																				1 year	4 years
Number of operating segment	1	1
Percentage of total account receivable attributable to national online distributor	17.00%	17.00%			12.00%
Accounts receivable due from online payment platforms							$ 100,000	700,000	1,000,000